Annual Total Returns (Vanguard Small-Cap Index Fund - Signal Shares Signal) (Vanguard Small-Cap Index Fund, Vanguard Small-Cap Index Fund - Signal Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Annual Total Return
2013	37.79%
2012	18.25%
2011	(2.68%)
2010	27.85%
2009	36.34%
2008	(36.00%)
2007	1.25%